Share Capital Authorized (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Issues and Outsatnding

Issued and Outstanding

	2024		2023

December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital

Opening balance	123,956,865	$504	123,739,020	$503

Exercise of stock options	186,314	1	217,845	1

Closing balance	124,143,179	$505	123,956,865	$504